MERGER OF AUDIOEYE, INC. AND AUDIOEYE ACQUISITION CORPORATION (Details) (USD $)			0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Mar. 25, 2013 AudioEye Inc. Acquisition Corporation	Mar. 22, 2013 AudioEye Inc. Acquisition Corporation	Dec. 31, 2012 AudioEye Inc. Acquisition Corporation	Aug. 17, 2012 AudioEye Inc. Acquisition Corporation
Merger
Shares of AEAC common stock converted to company stock (in dollars per share)			$ 0.94134
Aggregate principal amount of debentures assumed				$ 1,400,200
Accrued interest on debentures assumed				67,732
Shares issued to AEAC share holders			24,004,143
Shares issued to AEAC debenture holders				5,871,752
Assets
Cash					4,593
Intangible Assets					3,551,814	3,551,814
Goodwill	700,528	700,528			700,528	700,528
Total Assets					4,256,935
Liabilities
Accounts payable and accrued expenses					117,162
Net Assets					$ 4,139,773